22,263-8                       Exchange Act-Forms                 1868   4-28-99

                                                            FORM 13F

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                                                           OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number:      3235-0006
                                                   Expires:  October 31, 2000
                                                   Estimated average
                                                      burden hours per
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 6/30/00
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Hummer Winblad Equity Partners II, L.P.
Addess: Two South Park, Second Floor, San Francisco, California 94107

Form 13F File Number:  28-05393

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  John Hummer

Title:  General Partner

Phone:  415 979-9600

Signature, Place, and Date of Signing:

/s/John Hummer
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[Signature]

San Francisco, CA
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[City, State]

August 11, 2000
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                    None

Form 13F Information Table Entry Total:               1


Form 13F Information Table Value Total:               $93,762 (thousands)

List of Other Included Managers:                      None

                                                   FORM 13F INFORMATION TABLE


                                                           VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------------- --------- ----------- --------   ---  ----  ------- --------  --------  --------  ------
Extensity Inc               Common         302255104    93,762   2,737,575   SH          Sole            2,735,575     0        0

